Revenue Recognition (Details) - Schedule of disaggregated revenue - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Type of contract
Total	$ 183,597	$ 156,316
Products transferred at a point in time [Member]
Type of contract
Total	5,200	5,003
Products and services transferred over time [Member]
Type of contract
Total	178,397	151,313
Timing of Revenue Recognition [Member]
Type of contract
Total	183,597	156,316
T&M contracts [Member]
Type of contract
Total	119,594	89,706
Fixed-priced contracts [Member]
Type of contract
Total	64,003	66,610
Timing of Revenue Recognition [Member]
Type of contract
Total	$ 183,597	$ 156,316